Other Income (Expense), Net (Details)	Feb. 01, 2022 USD ($)	Feb. 01, 2022 CNY (¥)	Feb. 10, 2021 USD ($)	Feb. 10, 2021 CNY (¥)
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Six Years [Member]
Other Income (Expense), Net [Line Items]
Total lease payment			$ 521,674	¥ 3,750,000
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Yearly [Member]
Other Income (Expense), Net [Line Items]
Total lease payment			83,468	600,000
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Three Year [Member]
Other Income (Expense), Net [Line Items]
Total lease payment			$ 90,423	¥ 650,000
Leiluo Intelligent Technology (Jiangsu) Co., Ltd. [Member] | Yearly [Member]
Other Income (Expense), Net [Line Items]
Total lease payment	$ 83,468	¥ 600,000
Leiluo Intelligent Technology (Jiangsu) Co., Ltd. [Member] | Three Year [Member]
Other Income (Expense), Net [Line Items]
Total lease payment	$ 250,403	¥ 1,800,000